SEGMENT INFORMATION (Net Sales and Long Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	$ 17,649,060	$ 17,610,092	$ 16,414,466
Non-current assets	9,403,266	8,633,735	7,206,296
Mexico
Disclosure of geographical areas [line items]
Net sales	8,701,272	9,419,873	8,949,104
Non-current assets	5,625,883	4,965,628	4,769,161
Southern region
Disclosure of geographical areas [line items]
Net sales	2,415,303	3,588,651	3,853,390
Non-current assets	1,085,913	878,642	859,351
Brazil
Disclosure of geographical areas [line items]
Net sales	4,280,784	2,518,764	743,713
Non-current assets	2,382,168	2,474,178	1,265,013
Brazil | Total for all subsidiaries
Disclosure of geographical areas [line items]
Impairment charge			99,000
Other markets
Disclosure of geographical areas [line items]
Net sales	2,251,701	2,082,804	2,868,259
Non-current assets	$ 309,302	$ 315,287	$ 312,771